Accounts Receivable and Notes Receivable - Accounts Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 24,513	$ 20,007	$ 17,146
Oral drug accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	2,535	2,097	2,308
Capitated accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	721	665	353
FFS accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	15,518	12,530	10,962
Clinical trials accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	1,849	1,823	1,719
Other trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 3,890	$ 2,892	$ 1,804